Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises and Equipment

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2017	2016
Land	$520	$516
Buildings and improvements	3,425	3,383
Furniture, fixtures and equipment	2,951	2,798
Capitalized building and equipment leases	130	125
Construction in progress	35	29

	7,061	6,851
Less accumulated depreciation and amortization	(4,629)	(4,408)

Total	$2,432	$2,443